NUVEEN TENNESSEE MUNICIPAL BOND FUND

SUPPLEMENT DATED JANUARY 11, 2021

TO THE PROSPECTUS DATED SEPTEMBER 30, 2020

The reorganization of Nuveen Tennessee Municipal Bond Fund into Nuveen All-American Municipal Bond Fund is complete. Any references to Nuveen Tennessee Municipal Bond Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MUNIP-0121P

NUVEEN TENNESSEE MUNICIPAL BOND FUND

SUPPLEMENT DATED JANUARY 11, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2020

The reorganization of Nuveen Tennessee Municipal Bond Fund into Nuveen All-American Municipal Bond Fund is complete. Any references to Nuveen Tennessee Municipal Bond Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MUNISAI-0121P